Materials Agreements (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	May 09, 2023	May 06, 2019	Jul. 17, 2023	Feb. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Research and development					$ 7,467	$ 10,181	$ 10,256
Revenues net					18,686	26,496	$ 23,763
Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
License costs						$ 165,000
Additional funding amount	$ 10,000
Accumulated funding					88,282
Research and development	110,000
NexoBrid [Member] | Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Procurement					16,500
Additional funding amount					29,000
Amount of second contract was expired					4,368
Revenues net					10,500
NexoBrid [Member] | Biomedical Advanced Research And Development Authority [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding					12,000
Proceeds From Procurement	$ 65,000
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment		$ 17,500
Additional upfront payment		7,500
Revenues net					82
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment		$ 125,000
Biopharmax Group Ltd. contract [Member]
Disclosure of contingent liabilities [line items]
Amount of invested in the project			$ 12,700
DOD and MTEC contracts [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding				$ 2,727
Additional funding amount					9,117
Proceeds From Additional Procurement					1,190
Accumulated funding					$ 10,307